OPTIONS (Details Textual) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 12, 2016	Jan. 15, 2016	Mar. 05, 2015	Apr. 15, 2016	May 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based compensation expense						$ 414,031	$ 397,134	$ 540,119	$ 774,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance						25,059,629		25,059,629		14,759,914
Deferred Compensation Liability, Current and Noncurrent										$ 513,003
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		Vesting shall only occur if the closing share price of the Companys common stock on each of the 20 trading days before and including the end of any performance period is not less than $0.20 per share (market condition).
Minimum
Expected term					5 years
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			500,000
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			50,000
Options
Granted (in dollars per share)								$ 0.03		$ 0.16	$ 0.52
Expected dividend yield (as a percent)										0.00%
Share based compensation expense										$ 823,478	$ 1,445,992
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance						25,059,629		25,059,629		14,759,914	11,434,350	4,485,250
Weighted Average Remaining Term								4 years 4 days		3 years 7 months 10 days	4 years 3 months 18 days
Outstanding at end of the period, Intrinsic Value (in dollars)						$ 425,513		$ 425,513		$ 0	$ 283,408
Deferred Compensation Liability, Current and Noncurrent										$ 406,157	$ 1,220,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								10,699,715		8,278,880	7,549,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price										$ 0.00	$ 0.34
Options | Maximum
Expected term										3 years 3 months 4 days
Expected volatility (as a percent)										250.00%
Risk-free interest rate (as a percent)										1.83%
Options | Minimum
Expected term										1 year 5 months 1 day
Expected volatility (as a percent)										100.00%
Risk-free interest rate (as a percent)										0.39%
Options Granted On April 2016 [Member]
Grant date fair value of options				$ 6,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				49,715
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price				$ 0.179
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Apr. 15, 2019
Options Granted On May 2016 One [Member]
Grant date fair value of options					$ 16,694
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.177
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	May 12, 2021
Options Granted On May 2016 One [Member] | Share-based Compensation Award, Tranche One [Member]
Vesting percentage	50.00%
Options Granted On May 2016 One [Member] | Share-based Compensation Award, Tranche Two [Member]
Vesting percentage	4.17%
Options Granted On May 2016 Two [Member]
Grant date fair value of options					$ 559,603
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,400,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.177
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	May 12, 2021
Options Granted On May 2016 Two [Member] | Share-based Compensation Award, Tranche One [Member]
Vesting percentage	50.00%
Options Granted On May 2016 Two [Member] | Share-based Compensation Award, Tranche Two [Member]
Vesting percentage	50.00%
Performance Options [Member]
Granted (in dollars per share)		$ 0.038
Expected term		5 years
Expected volatility (as a percent)		162.00%
Risk-free interest rate (as a percent)		1.46%
Expected dividend yield (as a percent)		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		6,500,000
Performance and Market Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,500,000
NonPerformanceOptions [Member]
Expected dividend yield (as a percent)									0.00%
NonPerformanceOptions [Member] | Maximum
Expected term								3 years 6 months
Expected volatility (as a percent)								174.99%
Risk-free interest rate (as a percent)								1.73%
NonPerformanceOptions [Member] | Minimum
Expected term								1 year 6 months
Expected volatility (as a percent)								102.00%